RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 12:-  RELATED PARTY TRANSACTIONS AND BALANCES

a.	The Company receives certain services from C. Mer, a publicly traded company. Mr. Chaim Mer, the Company's chairman of the board and Mr. Isaac Ben Bassat, a director of the Company, are members of the controlling group of C. Mer. These services include reimbursement for shared expenses related to a commercial insurance policy. For the years ended December 31, 2013, 2014 and 2015, the Company paid or accrued $ 16, $ 11 and $ 11, respectively, with respect to the above mentioned expenses. In 2012 MTS Ltd. engaged with Mer Telecom Ltd., a subsidiary of C. Mer, in a deployment of its mobile financial services (“MFS”) solution for a customer in Africa and completed the deployment in 2013. The Company recorded revenue in the amount of $ 29, $ 33 and $ 33 in 2013, 2014 and 2015, respectively.

On March 25, 2009, the Company's Audit Committee and Board of Directors approved a transaction with Mer& Co. (1982) Ltd. (“Mer & Co”), a subsidiary of C. Mer. According to the terms of the transaction, the Company will sell its products to Mer & Co, which has an Israel Defense Forces approved supplier number, and Mer & Co will represent the Company and resell its products to the Israeli Defense Forces. During 2013, 2014 and 2015, revenues from the abovementioned transaction amounted to $45, $4 and $ 0 respectively.

During middle of 2014, the company sells its products to Israel Defense Forces directly.

In 2014 the Company engaged with Athena Ltd., a subsidiary of C. Mer, in a deployment of a MFS solution for a customer in Africa in amount of $ 65. As of December 31, 2015, the solution was completed and delivered and therefore revenue was recognized in 2015.

From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 12.3% of the Company's Ordinary shares as of December 31, 2015. These services include reimbursement for shared expenses, development and IT services, other administrative services. Expenses recognized with respect to the above mentioned services were approximately $ 0, $30 and $ 9 for the years ended December 31, 2013, 2014 and 2015, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. For the year ended December 31, 2013, 2014 and 2015, the Company paid or accrued $ 56, $56, $ 56 with respect to the above mentioned rent expenses.

b.	Balances and transactions with related parties were as follows:

1.	Balances with related parties:

	December 31,
	2014	2015

Other accounts receivable and prepaid expenses (Note 5)	$10	10

Other accounts payable and accrued expenses (Note 9)	$137	27

2.	Transactions with related parties:

	Year ended December 31,
	2013	2014	2015

Revenues derived from a related party	$74	$37	33

Amounts charged by related parties:

Cost of revenues	$16	$83	37
Operating expenses	195	180	139

	$211	$263	176